SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Recent Accounting Pronouncements (Details) - Accounting Standards Update 2016-02 - Restatement Adjustment $ in Millions	Jul. 31, 2019 USD ($)
Significant Accounting Policies [Line Items]
Operating Lease, Liability	$ 1.2
Operating Lease, Right-of-Use Asset	$ 1.2